Related Party Payable	12 Months Ended
Jun. 30, 2012
Related Party Payable:
Related Party Payable

Note 6 – Related Party Payable

Effective April 1, 2011, the Company borrowed a total of $150,000 pursuant to the terms and conditions of promissory notes (individually referred to as a "Note" and collectively referred to as the "Notes") entered into with six of the Company's directors. Each Note was for $25,000 and was required to be repaid by the Company on the earlier of one year, or when the Company raised a minimum of $2,000,000 through equity investments. The Notes were interest free for the first six months following the date of the Note and then bore interest at a rate of 8% per annum thereafter. In conjunction with the entry into the Notes, in lieu of the holders charging the Company interest on the outstanding principal of the Notes for the initial six months, the Company issued each holder a warrant entitling the holder to purchase up to a total of 50,000 shares of the Company's common stock at a price of $0.55 per share for a period of three (3) years following the date of the Note. The Notes were repaid during the year at the time of the Company's equity financing during the year.